SIT MUTUAL FUNDS INC | Sit Balanced Fund
SUMMARY INFORMATION SIT BALANCED FUND
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth consistent with preservation of principal and seeks to provide shareholders with regular income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SIT MUTUAL FUNDS INC Sit Balanced Fund Sit Balanced Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIT MUTUAL FUNDS INC Sit Balanced Fund Sit Balanced Fund
Management Fees	1.00%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.03%	[1]
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SIT MUTUAL FUNDS INC | Sit Balanced Fund | Sit Balanced Fund | USD ($)	106	329	571	1,264

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.45% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund’s long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.

Between 35% and 65% of the Fund’s assets will be invested in common stocks and between 35% and 65% in fixed-income securities. The Fund’s allocation of assets will vary over time in response to the Adviser’s evaluation of present and anticipated market and economic conditions. The Fund may invest in open-end investment companies (mutual funds) and closed-end investment companies which invest in the same types of securities in which the Fund may invest directly.

The equity portion of the Fund’s portfolio is invested primarily in the common stocks of U.S. growth companies with a capitalization of $5 billion or more at the time of purchase.

In selecting equity securities for the Fund, the Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
  unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:
  mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency), asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, home improvement loans and home equity loans, obligations of the U.S. government, its agencies and instrumentalities, corporate debt securities,
  taxable municipal securities, and
  short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers’ acceptances. The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by Standard & Poor’s or Baa or above by Moody’s Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund’s portfolio. As of September 30, 2019, there were no unrated securities in the fixed-income portion of the Fund’s portfolio.
In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. The Fund invests in primarily investment grade fixed-income securities. Investment grade fixed-income securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Adviser. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years. Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. The Fund’s exposure to risks associated with rising interest rates may be increased due to the current period of historically low interest rates in the U.S. and the effect of potential governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Credit Risk: The issuers or guarantors of securities of fixed-income securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.
  Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed and asset-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Mortgage-Backed Securities Risk: The value of the Fund’s mortgage-backed securities may be affected by factors including changes in interest rates, the market value of the underlying assets, and the creditworthiness of the issuer or entities that provide credit enhancements. Mortgage-backed securities are subject to prepayment risk, and the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.
  Political, Economic and Tax Risk: Because the Fund invests in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states.
  Liquidity Risk: The reduction in market making capacity and other market events has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund many have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.
  Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark indices which are broad measures of market performance. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800-332-5580.
Annual Total Returns for calendar years ended December 31

The Fund’s year-to-date return as of 9/30/19 (not annualized) was 14.13%. Best Quarter: 11.54% (3Q09) Worst Quarter: -8.45% (4Q18)
Average Annual Total Returns for periods ended December 31, 2018
Average Annual Total Returns - SIT MUTUAL FUNDS INC - Sit Balanced Fund	1 Year	5 Years	10 Years
Sit Balanced Fund	(2.73%)	5.98%	9.22%
Sit Balanced Fund | Return after taxes on distributions	(3.19%)	4.96%	8.45%
Sit Balanced Fund | Return after taxes on distributions and sale of Fund shares	(1.28%)	4.54%	7.42%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.12%